UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21977

                                             Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                    Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of May 31, 2018 is set forth below.

Schedule of Investments(a)

Invesco China All-Cap ETF (YAO)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Consumer Discretionary - 12.1%
220,000	Alibaba Pictures Group Ltd. (Hong Kong)(b)	$28,607
20,000	ANTA Sports Products Ltd. (China)	115,245
30,453	Baic Motor Corp. Ltd., H-Shares (China)(c)	29,583
51,996	Brilliance China Automotive Holdings Ltd. (China)	97,176
12,000	BYD Co. Ltd., H-Shares (China)	77,867
58,000	China Dongxiang Group Co. Ltd. (China)	11,017
52,000	China First Capital Group Ltd. (Hong Kong)(b)	52,105
1,940	China Lodging Group Ltd. ADR (China)	85,379
10,000	China Maple Leaf Educational Systems Ltd. (China)	19,046
35,999	China Travel International Investment Hong Kong Ltd. (China)	15,971
13,000	China Yongda Automobiles Services Holdings Ltd. (China)	15,562
19,500	China ZhengTong Auto Services Holdings Ltd. (China)	16,830
6,957	Ctrip.com International Ltd. ADR (China)(b)	313,691
50,000	Dongfeng Motor Group Co. Ltd., H-Shares (China)	57,049
16,000	Fu Shou Yuan International Group Ltd. (China)	17,827
8,863	Fuyao Glass Industry Group Co. Ltd., H-Shares (China)(c)	32,823
85,993	Geely Automobile Holdings Ltd. (China)	243,920
8,000	Golden Eagle Retail Group Ltd. (China)	9,322
198,991	Gome Retail Holdings Ltd. (China)	22,324
54,000	Great Wall Motor Co. Ltd., H-Shares (China)	52,663
35,999	Guangzhou Automobile Group Co. Ltd., H-Shares (China)	61,037
22,000	Haier Electronics Group Co. Ltd. (Hong Kong)	79,091
860,000	Imperial Pacific International Holdings Ltd. (Hong Kong)(b)	10,306
13,404	JD.Com, Inc., Class A ADR (China)(b)	471,553
27,500	Li Ning Co. Ltd. (China)(b)	33,025
12,000	Minth Group Ltd. (China)	55,226
2,277	New Oriental Education & Technology Group, Inc. ADR (China)	226,493
5,000	Q Technology Group Co. Ltd. (China)(c)	4,251
10,999	Shenzhou International Group Holdings Ltd. (China)	128,721
33,999	Skyworth Digital Holdings Ltd. (Hong Kong)	16,167
4,986	TAL Education Group ADR (China)	211,705
12,000	Tianneng Power International Ltd. (China)	18,633
1,393	Tuniu Corp., Class A ADR (China)(b)	9,431
6,491	Vipshop Holdings Ltd., Class A ADR (China)(b)	75,815
19,000	Virscend Education Co. Ltd. (China)(c)	13,419
43,999	Xinyi Glass Holdings Ltd. (Hong Kong)	60,467
6,609	Yum China Holdings, Inc. (China)	259,734

11,000	Zhongsheng Group Holdings Ltd. (China)	$35,268

		3,084,349

	Consumer Staples - 3.7%
105,993	C.P. Pokphand Co. Ltd. (Hong Kong)	10,405
37,999	China Agri-Industries Holdings Ltd. (China)	16,131
59,000	China Huishan Dairy Holdings Co. Ltd. (China)(b)(d)	0
46,998	China Mengniu Dairy Co. Ltd. (China)	170,757
45,989	China Modern Dairy Holdings Ltd. (China)(b)	8,794
26,000	China Resources Beer Holdings Co. Ltd. (China)	126,285
68,000	China Shengmu Organic Milk Ltd. (China)(b)(c)	7,022
35,500	Dali Foods Group Co. Ltd. (China)(c)	27,380
3,000	Health and Happiness H&H International Holdings Ltd. (China)(b)	23,578
12,501	Hengan International Group Co. Ltd. (China)	119,047
37,999	Sun Art Retail Group Ltd. (Hong Kong)	44,761
24,000	Tibet Water Resources Ltd. (Hong Kong)(b)	10,311
31,999	Tingyi Cayman Islands Holding Corp. (China)	71,633
5,928	Tsingtao Brewery Co. Ltd., H-Shares (China)	37,560
22,000	Uni-President China Holdings Ltd. (China)	23,699
5,000	Vinda International Holdings Ltd. (Hong Kong)	8,962
109,993	Want Want China Holdings Ltd. (China)	109,094
123,000	WH Group Ltd. (Hong Kong)(c)	126,228
10,500	Zhou Hei Ya International Holdings Co. Ltd. (China)(c)	9,022

		950,669

	Energy - 6.0%
35,993	China Coal Energy Co. Ltd., H-Shares (China)	15,830
31,999	China Oilfield Services Ltd., H-Shares (China)	33,451
443,183	China Petroleum & Chemical Corp. (Sinopec), H-Shares (China)	433,344
58,996	China Shenhua Energy Co. Ltd., H-Shares (China)	154,181
278,990	CNOOC Ltd. (China)	469,480
59,994	Kunlun Energy Co. Ltd. (China)	54,608
365,986	PetroChina Co. Ltd., H-Shares (China)	302,805
18,000	Sinopec Kantons Holdings Ltd. (China)	9,661
31,999	Yanzhou Coal Mining Co. Ltd., H-Shares (China)	46,178

		1,519,538

	Financials - 26.9%
462,982	Agricultural Bank of China Ltd., H-Shares (China)	239,632
1,318,466	Bank of China Ltd., H-Shares (China)	689,139
369,993	Bank of Communications Co. Ltd., H-Shares (China)	292,913
20,000	Central China Securities Co. Ltd., H-Shares (China)(c)	6,757
153,000	China Cinda Asset Management Co. Ltd., H-Shares (China)	55,394
202,993	China CITIC Bank Corp. Ltd., H-Shares (China)	137,931
1,379,219	China Construction Bank Corp., H-Shares (China)	1,392,556
14,000	China Everbright Ltd. (China)	30,769
61,000	China Galaxy Securities Co. Ltd., H-Shares (China)	38,183

Schedule of Investments(a)

192,000	China Huarong Asset Management Co. Ltd., H-Shares (China)(c)	$64,619
16,400	China International Capital Corp. Ltd., H-Shares (China)(c)	34,581
128,995	China Life Insurance Co. Ltd., H-Shares (China)	360,140
65,493	China Merchants Bank Co. Ltd., H-Shares (China)	269,682
14,800	China Merchants Securities Co. Ltd., H-Shares (China)(c)	21,094
109,490	China Minsheng Banking Corp. Ltd., H-Shares (China)	104,407
170,000	China Minsheng Financial Holding Corp. Ltd. (Hong Kong)(b)	4,659
48,200	China Pacific Insurance (Group) Co. Ltd., H-Shares (China)	208,306
105,000	China Reinsurance Group Corp., H-Shares (China)	23,559
25,200	China Taiping Insurance Holdings Co. Ltd. (China)	90,434
266,515	Chong Sing Holdings Fintech GR (China)(b)	35,335
43,994	Chongqing Rural Commercial Bank Co. Ltd., H-Shares (China)	29,389
40,001	CITIC Securities Co. Ltd., H-Shares (China)	100,867
13,500	CSC Financial Co. Ltd., H-Shares (China)(c)	11,049
12,200	Everbright Securities Co. Ltd., H-Shares (China)(c)	14,760
716	Fanhua, Inc. ADR (China)	20,742
37,000	Far East Horizon Ltd. (China)	39,292
25,272	GF Securities Co. Ltd., H-Shares (China)	42,656
55,000	Guotai Junan International Holdings Ltd. (China)	15,005
10,800	Guotai Junan Securities Co. Ltd., H-Shares, Class H (China)(c)	25,113
55,200	Haitong Securities Co. Ltd., H-Shares (China)	69,104
27,927	Huatai Securities Co. Ltd., H-Shares (China)(c)	55,041
17,000	Huishang Bank Corp. Ltd., Class H (China)	8,149
1,353,126	Industrial & Commercial Bank of China Ltd., H-Shares (China)	1,121,258
12,600	New China Life Insurance Co. Ltd., H-Shares (China)	57,184
402	Noah Holdings Ltd. ADR (China)(b)	24,072
14,000	Orient Securities Co. Ltd., H-Shares (China)(c)	11,726
121,000	People’s Insurance Co. Group of China Ltd. (The), H-Shares (China)	57,229
79,995	PICC Property & Casualty Co. Ltd., H-Shares (China)	140,937
87,652	Ping An Insurance Group Co. of China Ltd., H-Shares (China)	859,295
69,000	Postal Savings Bank of China Co. Ltd., H-Shares (China)(c)	46,181
10,318	Shengjing Bank Co. Ltd., Class H (China)(c)	6,800

		6,855,939

	Health Care - 4.9%
19,454	3SBio, Inc. (China)(b)(c)	55,677
840	Beigene Ltd. ADR (China)(b)	168,101
36,000	China Animal Healthcare Ltd. (China)(b)(d)	2,707
365	China Biologic Products Holdings, Inc. (China)(b)	31,777
23,495	China Medical System Holdings Ltd. (China)	56,610

28,000	China Resources Pharmaceutical Group Ltd. (China)(c)	$42,977
9,500	China Resources Phoenix Healthcare Holdings Co. Ltd. (China)	12,159
76,000	CSPC Pharmaceutical Group Ltd. (China)	237,859
10,000	Genscript Biotech Corp. (China)	37,353
3,827	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares (China)	20,003
91,200	Hua Han Health Industry Holdings Ltd. (Hong Kong)(b)(d)	0
1,600	Livzon Pharmaceutical Group, Inc., H-Shares (China)	11,514
31,500	Luye Pharma Group Ltd. (China)	34,575
7,000	Microport Scientific Corp. (China)	9,549
32,001	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares (China)	27,537
6,500	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares (China)	41,639
14,500	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares (China)	44,826
82,000	Sihuan Pharmaceutical Holdings Group Ltd. (China)	21,221
73,992	Sino Biopharmaceutical Ltd. (China)	187,146
20,801	Sinopharm Group Co. Ltd., H-Shares (China)	92,415
30,000	SSY Group Ltd. (Hong Kong)	32,088
10,000	Tong Ren Tang Technologies Co. Ltd., H-Shares (China)	17,389
12,136	Universal Medical Financial & Technical Advisory Services Co. Ltd. (China)(c)	11,047
4,000	Wuxi Biologics Cayman, Inc. (China)(b)(c)	44,849

		1,241,018

	Industrials - 6.3%
395	51job, Inc. ADR (China)(b)	42,028
33,999	Air China Ltd., H-Shares (China)	39,399
35,999	AviChina Industry & Technology Co. Ltd., H-Shares (China)	24,048
26,000	Beijing Capital International Airport Co. Ltd., H-Shares (China)	38,449
15,818	Car, Inc. (China)(b)	17,705
76,993	China Communications Construction Co. Ltd., H-Shares (China)	82,645
31,500	China Conch Venture Holdings Ltd. (China)	109,228
28,000	China Eastern Airlines Corp. Ltd., H-Shares (China)	22,274
108,000	China Energy Engineering Corp. Ltd., Class H (China)	16,935
45,999	China Everbright International Ltd. (China)	68,727
7,000	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	10,262
7,300	China International Marine Containers Group Co. Ltd., H-Shares (China)	11,410
17,000	China Lesso Group Holdings Ltd. (China)	11,985
13,000	China Machinery Engineering Corp., H-Shares (China)	7,193
21,320	China Merchants Port Holdings Co. Ltd. (China)	48,651
33,499	China Railway Construction Corp. Ltd., H-Shares (China)	37,965
66,993	China Railway Group Ltd., H-Shares (China)	54,061
36,000	China Southern Airlines Co. Ltd., H-Shares (China)	35,614
31,999	China State Construction International Holdings Ltd. (China)	39,529
111,000	CITIC Ltd. (China)	164,997

Schedule of Investments(a)

65,990	COSCO SHIPPING Development Co. Ltd., H-Shares (China)(b)	$12,535
24,000	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares (China)	13,585
45,000	COSCO SHIPPING Holdings Co. Ltd., H-Shares (China)(b)	25,299
28,000	COSCO SHIPPING Ports Ltd. (China)	26,950
71,000	CRRC Corp. Ltd., H-Shares (China)	63,450
20,000	Greentown Service Group Co. Ltd. (China)(c)	20,652
24,000	Guangshen Railway Co. Ltd., H-Shares (China)	13,860
11,000	Haitian International Holdings Ltd. (China)	31,202
22,000	Jiangsu Expressway Co. Ltd., H-Shares (China)	33,207
32,000	Lonking Holdings Ltd. (China)	16,032
49,000	Metallurgical Corp. of China Ltd., H-Shares (China)	14,680
19,000	Qingdao Port International Co. Ltd., Class H (China)(c)	15,187
45,998	Shanghai Electric Group Co. Ltd., H-Shares (China)(b)	17,592
8,000	Shanghai Industrial Holdings Ltd. (China)	21,264
12,000	Shenzhen Expressway Co. Ltd., H-Shares (China)	12,590
16,907	Shenzhen International Holdings Ltd. (China)	36,986
20,500	Sinopec Engineering Group Co. Ltd., H-Shares (China)	22,031
37,000	Sinotrans Ltd., H-Shares (China)	20,990
11,500	Sinotruk Hong Kong Ltd. (China)	16,273
22,000	SITC International Holdings Co. Ltd. (China)	25,803
34,600	Weichai Power Co. Ltd., H-Shares (China)	46,403
11,280	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares (China)	18,062
38,700	Yangzijiang Shipbuilding Holdings Ltd. (China)	27,923
25,999	Zhejiang Expressway Co. Ltd. H-Shares (China)	26,018
9,500	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares (China)	47,838
20,399	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares (China)	9,284
4,563	ZTO Express Cayman, Inc. ADR (China)	93,952

		1,612,753

	Information Technology - 22.2%
1,582	58.com, Inc., Class A ADR (China)(b)	128,490
12,482	AAC Technologies Holdings, Inc. (China)	187,927
48,000	Agtech Holdings Ltd. (Hong Kong)(b)	5,630
6,711	Alibaba Group Holding Ltd. ADR (China)(b)	1,328,845
966	Autohome, Inc., Class A ADR (China)	108,888
4,745	Baidu, Inc. ADR (China)(b)	1,150,947
508	Baozun, Inc. ADR (China)(b)	31,145
707	Bitauto Holdings Ltd. ADR (China)(b)	17,626
11,000	BYD Electronic International Co. Ltd. (China)	17,473
273	Changyou.com Ltd., Class A ADR (China)	5,113
23,077	China Railway Signal & Communication Corp. Ltd., H-Shares (China)(c)	18,034
36,000	Chinasoft International Ltd. (China)	30,290
18,000	Digital China Holdings Ltd. (Hong Kong)(b)	11,749
3,131	Fang Holdings Ltd. ADR (China)(b)	15,874
26,000	FIT HON Teng Ltd. (Taiwan)(c)	11,800
214,995	GCL-Poly Energy Holdings Ltd. (China)(b)	23,571

850	Hollysys Automation Technologies Ltd. (China)	$20,289
6,000	Hua Hong Semiconductor Ltd. (China)(c)	14,533
385	JinkoSolar Holding Co. Ltd. ADR (China)(b)	6,784
11,800	Kingboard Chemical Holdings Ltd. (China)	46,934
15,000	Kingboard Laminates Holdings Ltd. (Hong Kong)	19,887
36,000	Kingdee International Software Group Co. Ltd. (China)	39,515
18,000	Kingsoft Corp. Ltd. (China)	56,794
6,150	Legend Holdings Corp., H-Shares (China)(c)	19,601
115,995	Lenovo Group Ltd. (China)	61,516
27,500	Meitu, Inc. (China)(b)(c)	29,133
1,127	Momo, Inc., Class A ADR (China)(b)	51,752
4,000	Netdragon Websoft Holdings Ltd. (Hong Kong)	10,505
1,278	NetEase, Inc. ADR (China)	291,793
58,692	Semiconductor Manufacturing International Corp. (China)(b)	76,768
1,033	SINA Corp. (China)(b)	93,817
536	Sohu.com, Inc. ADR (China)(b)	19,435
11,970	Sunny Optical Technology Group Co. Ltd. (China)	243,546
23,242	Tencent Holdings Ltd. (China)	1,182,819
17,000	TravelSky Technology Ltd., H-Shares (China)	49,738
874	Weibo Corp., Class A ADR (China)(b)	89,069
78,000	Xinyi Solar Holdings Ltd. (China)	32,317
2,500	Yangtze Optical Fibre And Cable Joint Stock Ltd. Co., Class H (China)(c)	10,294
754	YY, Inc., Class A ADR (China)(b)	87,864
13,248	ZTE Corp. H-Shares (China)(b)(d)	10,809

		5,658,914

	Materials - 2.7%
67,994	Aluminum Corp. of China Ltd., H-Shares (China)(b)	35,799
20,000	Angang Steel Co. Ltd., H-Shares (China)	19,836
20,500	Anhui Conch Cement Co. Ltd., H-Shares (China)	125,705
38,000	BBMG Corp., H-Shares (China)	16,665
579,031	Beijing Enterprises Clean Energy Group Ltd. (China)(b)	17,568
27,999	China BlueChemical Ltd., H-Shares (China)	9,352
63,000	China Molybdenum Co. Ltd., H-Shares (China)(b)	39,916
65,998	China National Building Material Co. Ltd., H-Shares (China)	75,555
30,000	China Resources Cement Holdings Ltd. (China)	35,338
105,999	China Shanshui Cement Group Ltd. (China)(b)(d)	0
22,399	China Zhongwang Holdings Ltd. (China)	12,136
22,000	Fufeng Group Ltd. (China)	12,453
19,000	Greatview Aseptic Packaging Co. Ltd. (China)	14,218
14,999	Huabao International Holdings Ltd. (Hong Kong)	9,905
19,999	Jiangxi Copper Co. Ltd., H-Shares (China)	29,065
24,999	Lee & Man Paper Manufacturing Ltd. (China)	29,320
30,000	Maanshan Iron & Steel Co. Ltd., H-Shares (China)(b)	14,533
36,000	MMG Ltd. (China)(b)	26,160

Schedule of Investments(a)

28,999	Nine Dragons Paper Holdings Ltd. (Hong Kong)	$46,137
62,000	Shougang Fushan Resources Group Ltd. (China)	15,571
59,998	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares (China)	44,286
17,500	Zhaojin Mining Industry Co. Ltd., H-Shares (China)	14,613
99,992	Zijin Mining Group Co. Ltd., H-Shares (China)	41,684

		685,815

	Real Estate - 7.6%
26,000	Agile Group Holdings Ltd. (China)	49,586
140,000	Carnival Group International Holdings Ltd. (Hong Kong)(b)	6,157
22,000	China Aoyuan Property Group Ltd. (China)	17,950
59,994	China Evergrande Group (China)(b)	175,910
73,998	China Jinmao Holdings Group Ltd. (China)	42,262
32,000	China Logistics Property Holdings Co. Ltd. (China)(b)(c)	11,504
65,995	China Overseas Land & Investment Ltd. (China)	220,848
45,999	China Resources Land Ltd. (China)	168,887
28,000	China SCE Property Holdings Ltd. (China)	14,778
54,000	China South City Holdings Ltd. (China)	11,428
23,096	China Vanke Co. Ltd., H-Shares (China)	82,589
62,000	CIFI Holdings Group Co. Ltd. (China)	47,977
118,873	Country Garden Holdings Co. Ltd. (China)	233,074
119,384	Fullshare Holdings Ltd. (Hong Kong)	56,312
26,000	Future Land Development Holdings Ltd. (China)	20,385
11,000	Greentown China Holdings Ltd. (China)	16,547
17,600	Guangzhou R&F Properties Co. Ltd., H-Shares (China)	41,284
10,000	Hopson Development Holdings Ltd. (China)	9,599
20,000	Jiayuan International Group Ltd. (China)(b)	38,347
66,000	Joy City Property Ltd. (China)	10,097
41,000	Kaisa Group Holdings Ltd. (China)(b)	22,266
23,815	KWG Property Holding Ltd. (China)	32,850
22,000	Logan Property Holdings Co. Ltd. (China)	33,095
24,999	Longfor Properties Co. Ltd. (China)	74,894
31,999	Poly Property Group Co. Ltd. (China)(b)	15,420
24,000	Powerlong Real Estate Holdings Ltd. (China)	14,441
18,037	Red Star Macalline Group Corp. Ltd., H-Shares (China)(c)	24,466
283,930	Renhe Commercial Holdings Co. Ltd. (China)(b)	6,009
8,000	Ronshine China Holdings Ltd. (China)(b)(c)	11,769
53,999	Shenzhen Investment Ltd. (China)	22,924
18,999	Shimao Property Holdings Ltd. (China)	56,192
58,493	Shui On Land Ltd. (China)	16,405
52,493	Sino-Ocean Group Holding Ltd. (China)	35,468
32,499	SOHO China Ltd. (China)	16,987
37,000	Sunac China Holdings Ltd. (China)	140,799
9,000	Times China Holdings Ltd. (China)	14,571
11,500	Yanlord Land Group Ltd. (China)	14,531
105,992	Yuexiu Property Co. Ltd. (China)	23,917
27,000	Yuzhou Properties Co. Ltd. (China)	19,000
51,000	Zall Group Ltd. (China)(b)	62,936

		1,934,461

	Telecommunication Services - 4.4%
41,993	China Communications Services Corp. Ltd., H-Shares (China)	27,035
95,451	China Mobile Ltd. (China)	851,790

243,981	China Telecom Corp. Ltd., H-Shares (China)	$113,839
105,995	China Unicom Hong Kong Ltd. (China)	144,044

		1,136,708

	Utilities - 2.9%
8,500	Beijing Enterprises Holdings Ltd. (China)	46,975
85,986	Beijing Enterprises Water Group Ltd. (China)	51,849
34,000	Beijing Jingneng Clean Energy Co. Ltd., H-Shares (China)	9,319
178,271	CGN Power Co. Ltd., H-Shares (China)(c)	50,680
39,999	China Gas Holdings Ltd. (Hong Kong)	165,980
53,998	China Longyuan Power Group Corp., H-Shares (China)	49,839
74,999	China Power International Development Ltd. (China)	20,843
14,000	China Resources Gas Group Ltd. (China)	53,186
31,999	China Resources Power Holdings Co. Ltd. (China)	65,514
14,000	China Water Affairs Group Ltd. (Hong Kong)	13,779
50,000	CT Environmental Group Ltd. (China)	7,075
47,996	Datang International Power Generation Co. Ltd., H-Shares (China)(b)	15,480
49,998	Guangdong Investment Ltd. (China)	84,263
40,000	Huadian Fuxin Energy Corp. Ltd., H-Shares (China)	10,607
28,000	Huadian Power International Corp. Ltd., H-Shares (China)	12,886
73,994	Huaneng Power International, Inc., H-Shares (China)	57,164
79,456	Huaneng Renewables Corp. Ltd., H-Shares (China)	34,136

		749,575

	Total Investments in Securities (Cost $20,464,659)-99.7%	25,429,739
	Other assets less liabilities-0.3%	70,864

	Net Assets - 100.0%	$25,500,603

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $939,652, which represented 3.68% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.

This Fund has holdings greater than 10% of net assets in the following country:
China	96.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco China Technology ETF (CQQQ)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communications Equipment - 2.1%
1,728,146	BYD Electronic International Co. Ltd. (China)	$2,745,065
3,831,576	China All Access Holdings Ltd. (Hong Kong)	381,001
3,879,070	Comba Telecom Systems Holdings Ltd. (Hong Kong)	623,092
988,994	O-NET Technologies Group Ltd. (China)(b)	632,924
1,327,600	XI’an Haitiantian Holdings Co. Ltd. (China)(b)	759,920
470,668	Yangtze Optical Fibre And Cable Joint Stock Ltd. Co., Class H (China)(c)	1,938,078
2,086,617	ZTE Corp. H-Shares (China)(b)(d)	1,702,459

		8,782,539

	Consumer Finance - 0.2%
27,823	Yirendai Ltd. ADR (China)	652,728

	Electronic Equipment, Instruments & Components - 15.6%
860,619	AAC Technologies Holdings, Inc. (China)	12,957,313
2,144,054	Anxin-China Holdings Ltd. (China)(b)(d)	0
1,092,265	Camsing International Holding Ltd. (Hong Kong)(b)	889,781
5,277,198	China Aerospace International Holdings Ltd. (China)	565,115
23,301,229	China Innovationpay Group Ltd. (Hong Kong)(b)	2,792,292
3,883,352	China Railway Signal & Communication Corp. Ltd., H-Shares (China)(c)	3,034,739
4,246,925	FIT HON Teng Ltd. (Taiwan)(c)	1,927,430
140,329	Hollysys Automation Technologies Ltd. (China)	3,349,653
2,302,319	Ju Teng International Holdings Ltd. (Hong Kong)	334,599
1,808,029	Kingboard Chemical Holdings Ltd. (China)	7,191,411
2,363,178	Kingboard Laminates Holdings Ltd. (Hong Kong)	3,133,169
2,017,441	Pax Global Technology Ltd. (Hong Kong)	1,028,762
1,151,265	Sunny Optical Technology Group Co. Ltd. (China)	23,424,067
10,755,873	Tongda Group Holdings Ltd. (Hong Kong)	2,564,138
4,525,807	Truly International Holdings Ltd. (Hong Kong)	946,224
1,184,147	Wasion Group Holdings Ltd. (China)	692,903

		64,831,596

	Internet Software & Services - 58.3%
135,426	21Vianet Group, Inc., Class A ADR (China)(b)	1,119,973
235,986	58.com, Inc., Class A ADR (China)(b)	19,166,783
209,573	Alibaba Group Holding Ltd. ADR (China)(b)	41,497,550
151,608	Autohome, Inc., Class A ADR (China)	17,089,254
139,790	Baidu, Inc. ADR (China)(b)	33,907,462
79,918	Baozun, Inc. ADR (China)(b)	4,899,773
107,874	Bitauto Holdings Ltd. ADR (China)(b)	2,689,299

491,599	Fang Holdings Ltd. ADR (China)(b)	$2,492,407
1,568,646	HC International, Inc. (China)	1,035,879
176,816	Momo, Inc., Class A ADR (China)(b)	8,119,391
82,627	NetEase, Inc. ADR (China)	18,865,397
82,477	Phoenix New Media Ltd. ADR (China)(b)	454,448
51,655	Renren, Inc., Class A ADR (China)(b)	454,047
162,042	SINA Corp. (China)(b)	14,716,654
83,997	Sohu.com, Inc. ADR (China)(b)	3,045,731
1,654,285	Sunevision Holdings Ltd. (Hong Kong)	1,020,727
807,464	Tencent Holdings Ltd. (China)	41,092,997
1,574,804	Tian GE Interactive Holdings Ltd. (China)(c)	1,405,331
141,951	Weibo Corp., Class A ADR (China)(b)	14,466,226
92,702	Xunlei Ltd. ADR (China)(b)	1,146,724
118,587	YY, Inc., Class A ADR (China)(b)	13,818,943

		242,504,996

	IT Services - 4.7%
8,315,799	Agtech Holdings Ltd. (Hong Kong)(b)	975,317
5,836,764	Chinasoft International Ltd. (China)	4,911,003
2,799,752	Digital China Holdings Ltd. (Hong Kong)(b)	1,827,442
58,803	GDS Holdings Ltd. ADR (China)(b)	2,223,342
13,524,228	Green Leader Holdings Group Ltd. (Hong Kong)b)	551,717
5,017,336	Hi Sun Technology China Ltd. (Hong Kong)(b)	927,460
2,545,788	TravelSky Technology Ltd., H-Shares (China)	7,448,332
7,288,388	Vision Values Holdings Ltd. (Hong Kong)(b)	464,575

		19,329,188

	Semiconductors & Semiconductor Equipment - 9.7%
676,596	ASM Pacific Technology Ltd. (Hong Kong)	8,884,250
2,289,948	China Electronics Huada Technology Co. Ltd. (China)	353,236
24,645	Daqo New Energy Corp. ADR (China)(b)	1,421,031
33,499,236	GCL-Poly Energy Holdings Ltd. (China)(b)	3,672,717
967,212	Hua Hong Semiconductor Ltd. (China)(c)	2,342,769
108,714	JA Solar Holdings Co. Ltd. ADR (China)(b)	787,089
72,375	JinkoSolar Holding Co. Ltd. ADR (China)(b)	1,275,247
217,265,502	Landing International Development Ltd. (Hong Kong)(b)	3,849,991
9,262,897	Semiconductor Manufacturing International Corp. (China)(b)	12,115,694
777,697	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (China)(b)	801,080
11,957,572	Xinyi Solar Holdings Ltd. (China)	4,954,279

		40,457,383

	Software - 5.1%
1,434,840	Boyaa Interactive International Ltd. (China)(b)	501,197
42,965	Changyou.com Ltd., Class A ADR (China)	804,734
97,824	Cheetah Mobile, Inc., Class A ADR (China)(b)	1,284,429
5,627,724	Kingdee International Software Group Co. Ltd. (China)	6,177,177
2,924,869	Kingsoft Corp. Ltd. (China)	9,228,598
3,271,831	Leyou Technologies Holdings Ltd. (China)(b)	984,367
269,106	Link Motion, Inc. ADR (China)(b)	301,399
534,446	National Agricultural Holdings Ltd. (China)(b)(d)	0
570,550	Netdragon Websoft Holdings Ltd. (Hong Kong)	1,498,356

Schedule of Investments(a)

9,830,386	Rentian Technology Holdings Ltd. (Hong Kong)(b)	$451,157

		21,231,414

	Technology Hardware, Storage & Peripherals - 4.1%
1,977,868	Coolpad Group Ltd. (China)(b)(d)	0
973,473	Legend Holdings Corp., H-Shares (China)(c)	3,102,544
18,038,602	Lenovo Group Ltd. (China)	9,566,439
4,317,803	Meitu, Inc. (China)(b)(c)	4,574,230

		17,243,213

	Total Common Stocks & Other Equity Interests
	(Cost $407,236,496)	415,033,057

	Money Market Fund - 0.0%
191,241	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.65%(e) (Cost $191,241)	191,241

	Total Investments in Securities (Cost $407,427,737) - 99.8%	415,224,298
	Other assets less liabilities - 0.2%	642,210

	Net Assets - 100.0%	$415,866,508

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $18,325,121, which represented 4.41% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2018.

This Fund has holdings greater than 10% of net assets in the following country:

China	91.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P High Income Infrastructure ETF (GHII)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Energy - 42.1%
116,203	AltaGas Ltd. (Canada)	$2,279,808
127,206	DHT Holdings, Inc.	526,633
75,979	Enagas SA (Spain)	2,023,025
107,100	Enbridge Income Fund Holdings, Inc. (Canada)	2,342,296
118,464	Frontline Ltd. (Norway)	687,688
11,940	Gaztransport Et Technigaz SA (France)	709,422
64,057	Gibson Energy, Inc. (Canada)	878,981
38,185	Hoegh Lng Holdings Ltd. (Norway)	209,532
111,203	Inter Pipeline Ltd. (Canada)	2,099,415
663,311	Nordic American Tankers Ltd.	1,572,047
46,910	Pembina Pipeline Corp. (Canada)	1,630,929
74,760	SemGroup Corp., Class A	1,891,428
168,258	Ship Finance International Ltd. (Norway)	2,397,677
385,270	Snam SpA (Italy)	1,577,637
54,252	Targa Resources Corp.	2,638,275
93,847	Tsakos Energy Navigation Ltd. (Greece)	341,603

		23,806,396

	Industrials - 4.9%
3,403,441	Hutchison Port Holdings Trust (Hong Kong)	935,946
46,888	Macquarie Infrastructure Corp.	1,814,566

		2,750,512

	Utilities - 52.8%
148,607	APA Group (Australia)	977,134
655,988	AusNet Services (Australia)	806,574
62,798	Capital Power Corp. (Canada)	1,210,745
807,818	Centrica PLC (United Kingdom)	1,568,314
5,584,817	China Power International Development Ltd. (China)	1,552,099
593,031	China Resources Power Holdings Co. Ltd. (China)	1,214,163
211,638	Contact Energy Ltd. (New Zealand)	855,336
336,149	EDP-Energias de Portugal SA (Portugal)	1,314,495
69,958	Electricite de France SA (France)	930,946
59,133	Endesa SA (Spain)	1,300,794
60,523	Engie SA (France)	956,227
55,150	Fortum Oyj (Finland)	1,294,613
37,800	Gas Natural SDG SA (Spain)	926,161
1,008,341	HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(b)	974,385
1,860,674	Huaneng Power International, Inc., H-Shares (China)	1,437,464
120,062	Infratil Ltd. (New Zealand)	288,948
124,692	Just Energy Group, Inc. (Canada)	462,356
1,071,981	Keppel Infrastructure Trust (Singapore)	408,771
58,455	Korea Electric Power Corp. ADR (South Korea)	888,516
242,927	Mercury NZ Ltd. (New Zealand)	550,553
79,627	National Grid PLC (United Kingdom)	882,929
44,560	Northland Power, Inc. (Canada)	822,017
56,140	NRG Yield, Inc., Class C	982,450
65,070	Pattern Energy Group, Inc., Class A	1,209,001
29,295	PPL Corp.	800,339

262,197	REN - Redes Energeticas Nacionais SGPS SA (Portugal)	$727,817
22,726	Saeta Yield SA (Spain)	322,581
25,675	SCANA Corp.	932,003
569,538	Spark Infrastructure Group (Australia)	948,070
69,025	SSE PLC (United Kingdom)	1,256,024
56,781	Superior Plus Corp. (Canada)	541,459
58,942	TransAlta Renewables, Inc. (Canada)	559,795

		29,903,079

	Total Investments in Securities (Cost $59,282,272) - 99.8%	56,459,987
	Other assets less liabilities - 0.2%	137,373

	Net Assets - 100.0%	$56,597,360

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2018 represented 1.72% of the Fund’s Net Assets.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	22.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P Global Water Index ETF (CGW)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Austria - 1.6%
194,049	ANDRITZ AG	$9,672,120

	Brazil - 1.4%
1,221,793	Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,393,718

	Canada - 2.5%
1,547,815	Algonquin Power & Utilities Corp.	15,070,077

	China - 4.8%
18,508,000	Beijing Enterprises Water Group Ltd.	11,160,271
10,286,000	Guangdong Investment Ltd.	17,335,329

		28,495,600

	France - 8.4%
1,515,420	Suez	20,838,224
1,281,252	Veolia Environnement SA	29,044,651

		49,882,875

	Hong Kong - 0.5%
3,164,000	China Water Affairs Group Ltd.	3,113,923

	Italy - 1.8%
159,226	ACEA SpA	2,479,432
2,609,342	Hera SpA	8,077,685

		10,557,117

	Japan - 3.1%
259,735	Ebara Corp.	8,976,989
290,115	Kurita Water Industries Ltd.	8,358,046
29,800	METAWATER Co. Ltd.	804,760

		18,139,795

	Netherlands - 3.1%
263,977	Aalberts Industries NV	12,898,752
259,363	Arcadis NV	5,243,706

		18,142,458

	Singapore - 0.2%
3,248,060	SIIC Enviornment Holdings Ltd.	995,704

	South Korea - 2.0%
149,864	Coway Co. Ltd.	12,137,044

	Sweden - 3.4%
822,207	Alfa Laval AB	20,500,015

	Switzerland - 5.0%
69,228	Geberit AG	29,984,012

	United Kingdom - 18.7%
1,036,869	Halma PLC	18,626,092
428,533	Nvent Electric PLC(a)	11,604,674
1,488,833	Pennon Group PLC	14,794,980
428,533	Pentair PLC	18,701,180
858,644	Severn Trent PLC	22,725,424
2,437,779	United Utilities Group PLC	25,165,652

		111,618,002

	United States - 43.4%
110,693	Advanced Drainage Systems, Inc.	$3,210,097
131,261	American States Water Co.	7,387,369
638,333	American Water Works Co., Inc.	53,071,006
635,470	Aqua America, Inc.	22,050,809
79,886	Badger Meter, Inc.	3,495,012
171,510	California Water Service Group	6,903,278
42,966	Connecticut Water Service, Inc.	2,772,166
302,698	Danaher Corp.	30,051,857
90,801	Energy Recovery, Inc.(a)	754,556
155,393	Evoqua Water Technologies Corp.(a)	2,997,531
50,937	Forterra, Inc.(a)	441,624
106,197	Franklin Electric Co., Inc.	4,911,611
52,078	Gorman-Rupp Co. (The)	1,737,843
210,005	IDEX Corp.	29,123,493
29,047	Lindsay Corp.	2,858,806
58,197	Middlesex Water Co.	2,586,275
435,608	Mueller Water Products, Inc., Class A	5,188,091
458,507	Olin Corp.	14,823,531
82,410	PICO Holdings, Inc.	910,631
1,296,499	Reliance Worldwide Corp. Ltd.	5,640,727
73,771	Select Energy Services, Inc., Class A(a)	1,052,712
57,958	SJW Corp.	3,658,889
199,670	Tetra Tech, Inc.	10,971,867
75,982	Watts Water Technologies, Inc., Class A	5,846,815
493,611	Xylem, Inc.	34,750,214
45,785	York Water Co. (The)	1,499,459

		258,696,269

	Total Investments in Securities (Cost $489,187,418) - 99.9%	595,398,729
	Other assets less liabilities - 0.1%	893,651

	Net Assets - 100.0%	$596,292,380

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Solar ETF (TAN)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.6%
	Construction & Engineering - 2.8%
31,237,188	China Singyes Solar Technologies Holdings Ltd. (China)	$11,707,748

	Electrical Equipment - 14.9%
4,073,471	Enphase Energy, Inc.(b)	23,340,989
2,563,920	Sunrun, Inc.(b)	31,023,432
2,046,153	Vivint Solar, Inc.(b)	8,184,612

		62,549,033

	Independent Power & Renewable Electricity Producers - 23.8%
923,401	Atlantica Yield PLC (Spain)	17,646,193
2,092,594	Encavis AG (Germany)	15,559,900
198,567,266	Gcl New Energy Holdings Ltd. (Hong Kong)(b)	10,758,475
3,144,885	Scatec Solar ASA (Norway)(c)	23,175,729
3,697,003	Solaria Energia y Medio Ambiente SA (Spain)(b)	17,477,818
1,355,470	TerraForm Power, Inc., Class A	15,059,272

		99,677,387

	Mortgage REITs - 4.2%
964,678	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	17,692,194

	Semiconductors & Semiconductor Equipment - 53.9%
1,091,084	Canadian Solar, Inc. (Canada)(b)	18,122,905
349,651	Daqo New Energy Corp. ADR (China)(b)	20,160,877
462,316	First Solar, Inc.(b)	31,257,185
163,435,298	GCL-Poly Energy Holdings Ltd. (China)(b)	17,918,367
960,138	JinkoSolar Holding Co. Ltd. ADR (China)(b)	16,917,632
13,286,235	Meyer Burger Technology AG (Switzerland)(b)	16,650,027
105,172,623	REC Silicon ASA(b)	15,449,645
295,400	SMA Solar Technology AG (Germany)	17,758,248
487,038	SolarEdge Technologies, Inc.(b)	27,201,072
2,352,650	SunPower Corp.(b)	19,738,733
59,280,890	Xinyi Solar Holdings Ltd. (China)	24,561,347

		225,736,038

	Total Common Stocks & Other Equity Interests (Cost $369,424,382)	417,362,400

	Money Market Fund - 0.1%
440,560	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.65%(d)
	(Cost $440,560)	440,560

	Total Investments in Securities (Cost $369,864,942) - 99.7%	417,802,960
	Other assets less liabilities - 0.3%	1,193,510

	Net Assets - 100.0%	$418,996,470

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2018 represented 5.53% of the Fund’s Net Assets.

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2018.

This Fund has holdings greater than 10% of net assets in the following country:

China	21.8%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of May 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Invesco China All-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,416,223	$—	$13,516	$25,429,739

Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$413,330,598	$—	$1,702,459	$415,033,057
Money Market Fund	191,241	—	—	191,241

Total Investments	$413,521,839	$—	$1,702,459	$415,224,298

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Invesco Exchange-Traded Fund Trust II

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 7/30/2018

By:     /s/ Steven Hill

Name: Steven Hill

Title: Treasurer

Date: 7/30/2018